Additional Information Required by the Argentine Central Bank - Cash and Government Securities (Detail) - Banco De Galicia Y Buenos Aires S.A.U. [member] - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of restricted assets [line items]
For transactions carried out at RO.F.EX.	$ 379,006	$ 345,717	$ 782,773
For repo transactions haircuts	584,631	185,799	336,918
For debit / credit cards transactions	2,151,565	1,748,680	1,370,107
For attachments	211	326	188
Liquidity required to conduct transactions as agents at the C.N.V.	20,410	25,233	33,752
For the contribution to the M.A.E.' s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	260,210	20,970	20,016
Collaterals of Inter-American Development Bank's credit lines	85,067
Guarantees under the Regional Economies Competitiveness Program (PROCER, as per its initials in Spanish)	165,665	301,965	279,224
For other transactions	$ 11,953	$ 11,524	$ 10,928